Business Acquisitions, Dispositions, Goodwill and Intangible Assets(Consideration Transferred Information) (Details) (Goodrich Corporation [Member], USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodrich Corporation [Member]
Business Acquisition [Line Items]
Business Combination, Goodwill Recognized, Description	11.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	$ 10.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets, Customer Relationships	$ 8.6